Schedule of 150,000 Stock Options Valuation - December 14, 2015 (Details)	12 Months Ended
Dec. 31, 2016 USD ($) yr
Additional Paid-in Capital Schedule Of 150,000 Stock Options Valuation - December 14, 2015 1	63.00%
Additional Paid-in Capital Schedule Of 150,000 Stock Options Valuation - December 14, 2015 2 | yr	3.13
Additional Paid-in Capital Schedule Of 150,000 Stock Options Valuation - December 14, 2015 3	1.25%
Additional Paid-in Capital Schedule Of 150,000 Stock Options Valuation - December 14, 2015 4 | $	$ 0